Pension and Other Postretirement Benefits (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, additional pension expense	$ 5	$ 5	$ 5
Amounts of common stock included in plan assets	189	177
Defined benefit plan, estimated employer contributions	$ 18
Employee Savings Investment Plan, minimum age requirement	21 years
Maximum contribution percent by employer	50.00%
Employer matching contribution, percent of employee's gross pay	3.00%
Total contributions	$ 2	$ 2	$ 2
Percentage of employee stock purchase plan, employee contribution	85.00%
Percentage of employee stock purchase plan, employer contribution	15.00%
Shares purchased under employee stock purchase plan (in shares)	25,511	26,299
Employee stock purchase plan, company contribution (less than)	$ 1	$ 1
Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Estimated net losses of pensions in following twelve months	93
Estimated prior service credits of pensions in following twelve months	(10)
Other Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Estimated net losses of pensions in following twelve months	4
Estimated prior service credits of pensions in following twelve months	$ (37)
Non-U.S. Plans | Pension Plan | United Kingdom
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Funding level	100.00%
Target funding level period	9 years
Expected return net of fees	2.00%
Percentage change of risk level commensurate	5.00%
Weighted average return of equity securities period (years)	25 years
Non-U.S. Plans | Pension Plan | United Kingdom | Minimum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Yearly rate of funding level decline	4.00%
Non-U.S. Plans | Pension Plan | United Kingdom | Maximum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Yearly rate of funding level decline	7.00%
Non-U.S. Plans | Pension Plan | United Kingdom | Debt securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Assumed rate of return on assets, percentage	2.50%
Non-U.S. Plans | Pension Plan | United Kingdom | Real estate
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Assumed rate of return on assets, percentage	5.00%
Non-U.S. Plans | Pension Plan | United Kingdom | Equity securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Assumed rate of return on assets, percentage	8.50%
U.S. Plans | Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Weighted average return of equity securities period (years)	25 years
U.S. Plans | Pension Plan | Equity securities and alternative investments [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Assumed rate of return on assets, percentage	9.20%
U.S. Plans | Pension Plan | Debt securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Assumed rate of return on assets, percentage	4.20%
U.S. Plans | Pension Plan | Real estate
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Assumed rate of return on assets, percentage	5.00%